Convertible Notes - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	$ 88,451	$ 212,708
Total	159,850	327,444
Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	71,399	114,736
Convertible Note – 2022-2 (new) [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount
Total	19,586
Convertible Note – 2022-2 (new) [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	19,586
Convertible Note – 2023-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	38,991
Total	55,512
Convertible Note – 2023-2 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	16,521
Convertible Note – 2024-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	24,484
Total	40,727
Convertible Note – 2024-1 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	16,243
Convertible Note – 2024-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	24,976
Total	44,025
Convertible Note – 2024-2 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	$ 19,049
Convertible Note – 2022-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		111,108
Total		160,646
Convertible Note – 2022-2 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest		49,538
Convertible Note – 2023-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		101,600
Total		166,798
Convertible Note – 2023-1 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest		$ 65,198